Leases - Schedule of the Company's Operating Lease Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 85	$ 101	$ 178	$ 201
Short-term lease cost	2	0	3	0
Total lease costs	$ 87	$ 101	$ 181	$ 201
Zapata Computing, Inc. [Member]
Operating lease cost					$ 388	$ 343
Short-term lease cost					9	56
Total lease costs					$ 397	$ 399